UNAUDITED CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents	$ 271,989	$ 240,378
Restricted cash	7,855	8,797
Other investments	38,543	47,000
Accounts receivable, net	40,889	42,237
Prepaid expenses and other current assets	59,710	61,336
Amounts due from related parties	$ 29,784	$ 0
Other Receivable, after Allowance for Credit Loss, Current, Related Party [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Total current assets	$ 448,770	$ 399,748
Vessels, net	3,860,441	3,734,671
Deposits for vessels acquisitions	513,262	434,134
Other long-term assets	66,083	62,111
Deferred dry dock and special survey costs, net	153,279	145,932
Amounts due from related parties	0	39,570
Intangible assets	51,352	60,431
Operating lease assets	255,847	270,969
Total non-current assets	4,900,264	4,747,818
Total assets	5,349,034	5,147,566
Current liabilities
Accounts payable	18,363	25,488
Accrued expenses	22,657	23,608
Deferred revenue	54,734	63,306
Operating lease liabilities, current portion	24,925	30,136
Amounts due to related parties	$ 0	$ 32,026
Other Liability, Current, Related Party [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Current portion of financial liabilities, net	$ 207,302	$ 138,696
Current portion of long-term debt, net	322,349	146,340
Total current liabilities	650,330	459,600
Operating lease liabilities, net	228,097	240,602
Unfavorable lease terms	21,677	27,984
Long-term financial liabilities, net	753,531	824,646
Long-term debt, net	684,032	751,781
Deferred revenue	61,646	63,915
Other long-term liabilities	12,519	8,586
Total non-current liabilities	1,761,502	1,917,514
Total liabilities	2,411,832	2,377,114
Commitments and contingencies	0	0
Partners’ capital:
Common Unitholders (30,083,850 and 30,184,388 common units outstanding as of June 30, 2024 and December 31, 2023, respectively)	2,887,751	2,724,436
General Partner (622,296 general partnership units outstanding at each of June 30, 2024 and December 31, 2023)	49,451	46,016
Total partners’ capital	2,937,202	2,770,452
Total liabilities and partners’ capital	$ 5,349,034	$ 5,147,566